Fees and Commissions (Details) - Schedule of fees and commission - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission income
Fees and commissions for lines of credits and overdrafts	$ 7,428	$ 10,315	$ 6,624
Fees and commissions for guarantees and letters of credit	36,277	35,039	33,654
Fees and commissions for card services	196,308	225,702	218,903
Fees and commissions for management of accounts	34,825	35,949	33,865
Fees and commissions for collections and payments	23,242	33,355	40,077
Fees and commissions for intermediation and management of securities	11,272	10,154	10,147
Insurance brokerage fees	39,764	49,664	39,949
Office banking	15,119	13,655	15,921
Fees for other services rendered	44,072	47,331	45,633
Other fees earned	42,855	37,494	39,690
Total	451,162	498,658	484,463
Fee and commission expense
Compensation for card operation	(123,011)	(171,513)	(163,794)
Fees and commissions for securities transactions	(896)	(1,001)	(936)
Office banking	(2,078)	(1,860)	(4,096)
Interbank services	(24,957)	(19,839)	(14,413)
Other fees	(32,942)	(17,359)	(10,339)
Total	(183,884)	(211,572)	(193,578)
Net fees and commissions income	$ 267,278	$ 287,086	$ 290,885